41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 6) - Companhia Paranaense de Energia - Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable	R$ 760,719	R$ 519,100
Other investments [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable	425	875
Voltalia [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable	1,032	1,032
Copel Geracao e Transmissao [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable	464,450	368,950
Copel Distribuicao [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable	266,050	89,486
Copel Telecomunicacoes [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable		29,260
Copel Comercializacao [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable	88	0
Compagas [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable	22,531	9,996
Elejor [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable		13,358
UEG Araucaria [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Dividends receivable	R$ 6,143	R$ 6,143